Taxation - Schedule of Net Operating Loss Carry Forwards (Details)	Mar. 31, 2025 USD ($)
2034 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Itesm]
Net operating loss carry forwards	$ 66,563